ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of other provisions
Balance at 1 January 2023	$ 716	$ 677
Reclassifications	0
Utilised during the year	(60)
Unwinding of provision	26
Translation	(1)
Balance at 31 December 2023	716
Current	80
Non-current	636
Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	70
Capitalised
Reconciliation of other provisions
Change in estimates	4
Provision for decommissioning
Reconciliation of other provisions
Balance at 1 January 2023	173	162
Reclassifications	0
Utilised during the year	0
Unwinding of provision	6
Translation	1
Balance at 31 December 2023	173
Current	1
Non-current	172
Provision for decommissioning | Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	0
Provision for decommissioning | Capitalised
Reconciliation of other provisions
Change in estimates	4
Provision for restoration
Reconciliation of other provisions
Balance at 1 January 2023	452	416
Reclassifications	0
Utilised during the year	(28)
Unwinding of provision	17
Translation	(1)
Balance at 31 December 2023	452
Current	46
Non-current	406
Provision for restoration | Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	48
Provision for restoration | Capitalised
Reconciliation of other provisions
Change in estimates	0
Provision for silicosis
Reconciliation of other provisions
Balance at 1 January 2023	17	35
Reclassifications	(2)
Utilised during the year	(11)
Unwinding of provision	2
Translation	(1)
Balance at 31 December 2023	17
Current	1
Non-current	16
Provision for silicosis | Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	(6)
Provision for silicosis | Capitalised
Reconciliation of other provisions
Change in estimates	0
Other provisions
Reconciliation of other provisions
Balance at 1 January 2023	74	$ 64
Reclassifications	2
Utilised during the year	(21)
Unwinding of provision	1
Translation	0
Balance at 31 December 2023	74
Current	32
Non-current	42
Other provisions | Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	28
Other provisions | Capitalised
Reconciliation of other provisions
Change in estimates	$ 0